Offerings - Offering: 1	Apr. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.25% Senior Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Rule 457(f)	true
Amount of Securities Received | shares	500,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 500,000,000.00
Fee Note MAOP	$ 500,000,000.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f) of the Securities Act of 1933, as amended.